American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
April 30, 2022

Strategic Allocation: Conservative - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 35.5%
American Century Diversified Corporate Bond ETF	389,060	18,398,803
American Century Emerging Markets Bond ETF	88,046	3,581,253
American Century Focused Dynamic Growth ETF(2)	75,660	4,616,637
American Century Focused Large Cap Value ETF	122,002	7,202,754
American Century Multisector Income ETF	351,777	16,061,047
American Century Quality Diversified International ETF	224,471	9,660,761
American Century STOXX U.S. Quality Growth ETF	207,324	12,789,818
American Century STOXX U.S. Quality Value ETF	466,108	23,277,527
Avantis International Equity ETF	197,281	11,124,676
Avantis International Small Cap Value ETF	32,498	1,927,131
Avantis U.S. Equity ETF	242,890	17,247,619
Avantis U.S. Small Cap Value ETF	76,908	5,778,098
TOTAL AFFILIATED FUNDS (Cost $114,992,954)		131,666,124
U.S. TREASURY SECURITIES — 19.2%
U.S. Treasury Bonds, 4.50%, 5/15/38	1,000,000	1,197,188
U.S. Treasury Bonds, 2.25%, 5/15/41	1,250,000	1,083,569
U.S. Treasury Bonds, 2.375%, 2/15/42	7,000,000	6,187,344
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	418,931
U.S. Treasury Bonds, 2.50%, 2/15/45(3)	1,700,000	1,506,293
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	580,828
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	824,932
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	784,023
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,333,990	2,564,378
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	422,244	479,843
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	628,070	663,371
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	617,280	633,916
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,386,153	1,454,850
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	587,920	640,485
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	763,147	701,330
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,443,104	3,539,926
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,780,977	3,932,179
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	10,459,575	10,890,591
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	2,378,545	2,466,863
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	4,450,424	4,602,511
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	235,006	244,427
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	3,283,865	3,368,655
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	4,027,450	4,207,794
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	2,810,250	3,009,997
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	6,619,260	6,723,255
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	3,056,461	3,102,257
U.S. Treasury Notes, 2.25%, 8/15/27(3)	300,000	289,629
U.S. Treasury Notes, 0.625%, 5/15/30	1,250,000	1,046,289
U.S. Treasury Notes, 1.875%, 2/15/32	4,200,000	3,835,781
TOTAL U.S. TREASURY SECURITIES (Cost $71,997,744)		70,981,435
COMMON STOCKS — 18.2%
Aerospace and Defense — 0.2%
Aerojet Rocketdyne Holdings, Inc.(2)	1,372	54,853
BAE Systems PLC	5,895	54,450

CAE, Inc.(2)	2,577	61,283
General Dynamics Corp.	320	75,690
HEICO Corp.	717	101,262
Hensoldt AG	573	15,957
Huntington Ingalls Industries, Inc.	388	82,543
Leonardo SpA(2)	1,529	15,735
Lockheed Martin Corp.	458	197,911
Mercury Systems, Inc.(2)	639	35,650
Thales SA	951	121,752
		817,086
Air Freight and Logistics†
United Parcel Service, Inc., Class B	903	162,522
Airlines — 0.1%
JET2 PLC(2)	294	4,515
Southwest Airlines Co.(2)	8,726	407,679
		412,194
Auto Components — 0.3%
Aptiv PLC(2)	2,066	219,822
BorgWarner, Inc.	7,814	287,790
Bridgestone Corp.	2,500	91,634
CIE Automotive SA	75	1,635
Continental AG(2)	3,567	244,486
Fox Factory Holding Corp.(2)	347	28,412
Hyundai Mobis Co. Ltd.	669	108,838
Linamar Corp.	2,196	86,975
Sumitomo Rubber Industries Ltd.	10,100	87,545
		1,157,137
Automobiles — 0.3%
Bayerische Motoren Werke AG	4,217	344,384
Mercedes-Benz Group AG	5,070	353,892
Nissan Motor Co. Ltd.(2)	36,000	144,128
Tesla, Inc.(2)	374	325,664
		1,168,068
Banks — 1.0%
AIB Group PLC	5,934	12,889
Banco Bilbao Vizcaya Argentaria SA	28,358	148,801
Banco Bradesco SA	62,574	187,825
Banco de Sabadell SA	5,835	4,528
Banco do Brasil SA	28,200	189,371
Bancorp, Inc.(2)	1,259	28,567
Bank Central Asia Tbk PT	274,700	154,071
Bank of America Corp.	2,347	83,741
Barclays PLC	134,981	248,114
BNP Paribas SA	4,439	230,168
Canadian Western Bank	1,066	26,894
Commerce Bancshares, Inc.	490	33,501
First Hawaiian, Inc.	9,944	234,778
Fukuoka Financial Group, Inc.	1,000	18,271
HDFC Bank Ltd., ADR	1,994	110,089
HSBC Holdings PLC	9,600	60,222
JPMorgan Chase & Co.	2,155	257,221
Jyske Bank A/S(2)	368	20,348
M&T Bank Corp.	470	78,321
Mitsubishi UFJ Financial Group, Inc.	30,700	178,470
Mizuho Financial Group, Inc.	13,190	160,162

Prosperity Bancshares, Inc.	4,089	267,339
Regions Financial Corp.	10,626	220,171
Silvergate Capital Corp., Class A(2)	285	33,334
Standard Chartered PLC (London)	21,750	148,690
Sumitomo Mitsui Financial Group, Inc.	4,900	148,048
Triumph Bancorp, Inc.(2)	438	30,415
Truist Financial Corp.	6,376	308,280
UniCredit SpA	10,957	101,408
Virgin Money UK PLC	5,847	12,502
Westamerica Bancorporation	2,204	129,860
		3,866,399
Beverages — 0.2%
Celsius Holdings, Inc.(2)	1,800	93,600
Duckhorn Portfolio, Inc.(2)	118	2,292
MGP Ingredients, Inc.	500	45,665
PepsiCo, Inc.	1,671	286,927
Pernod Ricard SA	721	148,803
Royal Unibrew A/S	233	20,082
		597,369
Biotechnology — 0.3%
ADC Therapeutics SA(2)(4)	1,104	12,994
Alnylam Pharmaceuticals, Inc.(2)	350	46,700
Amgen, Inc.	376	87,679
Arcus Biosciences, Inc.(2)	256	6,198
Arcutis Biotherapeutics, Inc.(2)	1,334	26,933
Biohaven Pharmaceutical Holding Co. Ltd.(2)	1,389	123,857
Blueprint Medicines Corp.(2)	470	27,424
Bridgebio Pharma, Inc.(2)	843	6,761
Celldex Therapeutics, Inc.(2)	454	13,870
Centessa Pharmaceuticals PLC, ADR(2)(4)	1,392	12,138
CSL Ltd.	748	142,756
Cytokinetics, Inc.(2)	1,032	41,146
Erasca, Inc.(2)(4)	852	6,203
Fate Therapeutics, Inc.(2)	550	15,708
Global Blood Therapeutics, Inc.(2)	961	29,503
Halozyme Therapeutics, Inc.(2)	1,265	50,473
Horizon Therapeutics PLC(2)	1,490	146,854
Insmed, Inc.(2)	1,473	32,362
Intellia Therapeutics, Inc.(2)	191	9,365
Iovance Biotherapeutics, Inc.(2)	426	6,454
KalVista Pharmaceuticals, Inc.(2)	1,226	15,607
Karuna Therapeutics, Inc.(2)	322	35,890
Kinnate Biopharma, Inc.(2)(4)	821	6,133
Kymera Therapeutics, Inc.(2)	526	16,490
Natera, Inc.(2)	791	27,780
Neurocrine Biosciences, Inc.(2)	1,035	93,181
Relay Therapeutics, Inc.(2)	555	13,226
Sarepta Therapeutics, Inc.(2)	1,261	91,196
Vertex Pharmaceuticals, Inc.(2)	417	113,933
Vitrolife AB	96	2,468
		1,261,282
Building Products — 0.2%
Cie de Saint-Gobain	3,033	176,940
Hayward Holdings, Inc.(2)	2,902	46,142
Johnson Controls International PLC	3,180	190,386

Masco Corp.	1,468	77,349
Masonite International Corp.(2)	446	34,574
Sanwa Holdings Corp.	1,400	12,754
Trane Technologies PLC	1,070	149,682
Trex Co., Inc.(2)	293	17,050
Zurn Water Solutions Corp.	3,013	94,066
		798,943
Capital Markets — 0.8%
Ameriprise Financial, Inc.	1,036	275,048
Ares Management Corp., Class A	932	61,717
Bank of New York Mellon Corp.	9,745	409,875
BlackRock, Inc.	198	123,687
Credit Suisse Group AG(2)	26,805	181,934
Intercontinental Exchange, Inc.	662	76,666
LPL Financial Holdings, Inc.	1,351	253,812
Morgan Stanley	3,159	254,584
MSCI, Inc.	328	138,170
Northern Trust Corp.	4,574	471,351
Open Lending Corp., Class A(2)	1,138	15,522
Partners Group Holding AG	128	135,616
S&P Global, Inc.	495	186,367
State Street Corp.	1,170	78,355
T. Rowe Price Group, Inc.	2,323	285,822
		2,948,526
Chemicals — 0.4%
Air Liquide SA	761	131,659
Air Products and Chemicals, Inc.	288	67,412
Akzo Nobel NV	357	30,969
Albemarle Corp.	208	40,109
Avient Corp.	1,103	54,312
Axalta Coating Systems Ltd.(2)	8,209	208,262
Diversey Holdings Ltd.(2)	5,449	42,175
Ecolab, Inc.	409	69,260
Element Solutions, Inc.	7,839	161,640
K&S AG(2)	534	17,936
Koninklijke DSM NV	844	141,884
Linde PLC	725	226,171
OCI NV(2)	605	22,925
Sherwin-Williams Co.	309	84,963
Sika AG	344	105,078
Symrise AG	497	59,483
Tokyo Ohka Kogyo Co. Ltd.	200	10,867
		1,475,105
Commercial Services and Supplies — 0.1%
Brink's Co.	935	55,118
Clean Harbors, Inc.(2)	496	52,045
Cleanaway Waste Management Ltd.	7,256	16,265
Driven Brands Holdings, Inc.(2)	2,465	68,749
Elis SA(2)	1,165	16,708
GFL Environmental, Inc.	4,195	126,395
Japan Elevator Service Holdings Co. Ltd.	700	9,148
Republic Services, Inc.	749	100,568
		444,996
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	2,612	301,869

Cisco Systems, Inc.	6,803	333,211
F5, Inc.(2)	1,916	320,758
Juniper Networks, Inc.	1,476	46,523
		1,002,361
Construction and Engineering†
Arcadis NV	285	11,891
Construction Partners, Inc., Class A(2)	1,814	46,819
Hazama Ando Corp.	4,700	32,655
SHO-BOND Holdings Co. Ltd.	300	12,609
Vinci SA	426	41,337
		145,311
Construction Materials†
Eagle Materials, Inc.	305	37,613
Summit Materials, Inc., Class A(2)	1,715	47,677
		85,290
Consumer Finance — 0.1%
American Express Co.	992	173,312
Containers and Packaging — 0.3%
Amcor PLC	13,529	160,454
AptarGroup, Inc.	271	31,119
Avery Dennison Corp.	849	153,329
Ball Corp.	1,272	103,236
Huhtamaki Oyj	108	4,116
Intertape Polymer Group, Inc.(4)	2,370	73,333
Packaging Corp. of America	1,619	260,934
Ranpak Holdings Corp.(2)	613	9,244
SIG Group AG(2)	4,342	90,902
Sonoco Products Co.	4,982	308,436
		1,195,103
Distributors†
D'ieteren Group	163	26,164
Diversified Consumer Services†
European Wax Center, Inc., Class A	1,452	39,857
IDP Education Ltd.	669	12,411
		52,268
Diversified Financial Services†
Zenkoku Hosho Co. Ltd.	500	17,548
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	283	13,191
IHS Holding Ltd.(2)	1,184	12,432
Verizon Communications, Inc.	3,169	146,724
		172,347
Electric Utilities — 0.4%
Acciona SA	114	22,315
Contact Energy Ltd.	1,548	8,133
Edison International	5,747	395,336
Evergy, Inc.	1,264	85,762
Eversource Energy	1,215	106,191
Iberdrola SA	14,907	171,293
NextEra Energy, Inc.	4,263	302,758
Pinnacle West Capital Corp.	2,952	210,183
Xcel Energy, Inc.	829	60,733
		1,362,704
Electrical Equipment — 0.5%
AMETEK, Inc.	1,475	186,233

Eaton Corp. PLC	835	121,092
Emerson Electric Co.	4,562	411,401
Generac Holdings, Inc.(2)	331	72,615
Hexatronic Group AB(4)	324	13,708
Hubbell, Inc.	465	90,842
Nexans SA	178	16,213
nVent Electric PLC	12,206	412,319
Plug Power, Inc.(2)(4)	1,781	37,437
Regal Rexnord Corp.	928	118,079
Rockwell Automation, Inc.	664	167,773
Schneider Electric SE	1,477	211,904
Sensata Technologies Holding PLC(2)	938	42,595
Ushio, Inc.	1,100	14,262
		1,916,473
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	813	132,665
Cognex Corp.	3,449	233,256
Comet Holding AG	8	1,729
Hexagon AB, B Shares	8,803	113,584
Jabil, Inc.	691	39,892
Keyence Corp.	300	120,601
Keysight Technologies, Inc.(2)	2,088	292,884
National Instruments Corp.	1,766	63,823
Sesa SpA	130	18,794
TE Connectivity Ltd.	1,047	130,645
		1,147,873
Energy Equipment and Services — 0.1%
Aker Solutions ASA	4,981	17,211
Baker Hughes Co.	8,287	257,063
Schlumberger NV	6,142	239,599
		513,873
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA(2)	255	17,502
Electronic Arts, Inc.	555	65,518
Live Nation Entertainment, Inc.(2)	839	87,994
ROBLOX Corp., Class A(2)	596	18,267
Roku, Inc.(2)	586	54,439
Universal Music Group NV	6,156	142,859
Walt Disney Co.(2)	1,517	169,343
		555,922
Equity Real Estate Investment Trusts (REITs) — 1.2%
Allied Properties Real Estate Investment Trust	504	16,372
American Homes 4 Rent, Class A	922	36,520
AvalonBay Communities, Inc.	481	109,418
Big Yellow Group PLC	823	14,873
Brixmor Property Group, Inc.	979	24,847
Camden Property Trust	412	64,639
CapitaLand Integrated Commercial Trust	15,900	26,642
Comforia Residential REIT, Inc.	9	22,426
Dexus	3,622	28,319
Digital Core REIT Management Pte. Ltd.(2)	11,106	11,011
Digital Realty Trust, Inc.	490	71,599
DigitalBridge Group, Inc.(2)	6,558	45,644
Dream Industrial Real Estate Investment Trust	925	10,772
Embassy Office Parks REIT	2,342	11,757

Equinix, Inc.	452	325,024
Equity Lifestyle Properties, Inc.	622	48,068
Essential Properties Realty Trust, Inc.	1,067	25,608
Essex Property Trust, Inc.	659	216,989
Fibra Uno Administracion SA de CV	30,475	33,303
Goodman Group	3,911	65,094
Healthcare Trust of America, Inc., Class A	3,669	111,758
Healthpeak Properties, Inc.	10,264	336,762
Host Hotels & Resorts, Inc.	2,560	52,096
Innovative Industrial Properties, Inc.	118	17,062
Invincible Investment Corp.	70	22,825
Invitation Homes, Inc.	1,783	70,999
Iron Mountain, Inc.	497	26,704
Japan Hotel REIT Investment Corp.	40	20,315
Kilroy Realty Corp.	634	44,380
Kimco Realty Corp.	2,794	70,772
Kite Realty Group Trust	2,896	64,581
Klepierre SA(2)	526	12,590
Life Storage, Inc.	368	48,756
Link REIT	2,000	17,276
Mitsubishi Estate Logistics REIT Investment Corp.(2)	3	10,763
NETSTREIT Corp.	1,123	24,279
Prologis, Inc.	4,152	665,524
Public Storage	316	117,394
Regency Centers Corp.	3,873	266,579
Rexford Industrial Realty, Inc.	2,443	190,652
Ryman Hospitality Properties, Inc.(2)	828	77,401
SBA Communications Corp.	88	30,546
Scentre Group	17,138	35,707
Segro PLC	11,730	196,385
Shaftesbury PLC	2,130	15,951
SOSiLA Logistics REIT, Inc.	10	12,155
Spirit Realty Capital, Inc.	413	17,945
Stockland, REIT	3,970	11,491
Suntec Real Estate Investment Trust	9,400	12,418
Tritax Big Box REIT PLC	10,225	31,214
UDR, Inc.	1,321	70,290
Ventas, Inc.	749	41,607
VICI Properties, Inc.	9,456	281,878
Welltower, Inc.	840	76,280
Weyerhaeuser Co.	2,284	94,146
Workspace Group PLC	1,853	15,507
		4,421,913
Food and Staples Retailing — 0.3%
Axfood AB(4)	336	9,943
BJ's Wholesale Club Holdings, Inc.(2)	1,073	69,047
Costco Wholesale Corp.	223	118,574
Grocery Outlet Holding Corp.(2)	1,181	39,764
Kobe Bussan Co. Ltd.	4,300	104,831
Koninklijke Ahold Delhaize NV	12,191	359,585
MARR SpA	714	11,563
Metcash Ltd.	2,345	7,872
Sysco Corp.	3,504	299,522
		1,020,701
Food Products — 0.4%
Bakkafrost P/F	155	10,642

Conagra Brands, Inc.	11,847	413,816
General Mills, Inc.	1,877	132,760
Hershey Co.	965	217,868
J.M. Smucker Co.	1,091	149,391
Kellogg Co.	1,863	127,615
Mondelez International, Inc., Class A	2,129	137,278
Orkla ASA	15,194	123,294
Sovos Brands, Inc.(2)	2,315	34,956
Vital Farms, Inc.(2)	740	8,510
		1,356,130
Gas Utilities — 0.1%
Atmos Energy Corp.	968	109,771
Brookfield Infrastructure Corp., Class A	268	19,007
Italgas SpA	1,236	8,003
Nippon Gas Co. Ltd.	1,500	21,285
Spire, Inc.	2,556	185,949
		344,015
Health Care Equipment and Supplies — 0.6%
Alcon, Inc.	1,554	110,957
Align Technology, Inc.(2)	160	46,386
Becton Dickinson and Co.	745	184,157
DENTSPLY SIRONA, Inc.	2,800	111,972
DexCom, Inc.(2)	407	166,292
Edwards Lifesciences Corp.(2)	1,623	171,681
Embecta Corp.(2)	3,787	115,238
Envista Holdings Corp.(2)	958	37,956
Establishment Labs Holdings, Inc.(2)	465	32,903
IDEXX Laboratories, Inc.(2)	417	179,510
Inari Medical, Inc.(2)	696	56,167
Inmode Ltd.(2)	55	1,381
Jeol Ltd.	400	17,963
Koninklijke Philips NV	3,807	98,144
Medtronic PLC	1,207	125,963
Menicon Co. Ltd.	600	12,816
NeuroPace, Inc.(2)(4)	1,448	11,642
ResMed, Inc.	159	31,795
SI-BONE, Inc.(2)	2,101	41,978
Silk Road Medical, Inc.(2)	1,270	44,514
Tandem Diabetes Care, Inc.(2)	550	53,064
Zimmer Biomet Holdings, Inc.	5,286	638,284
Zimvie, Inc.(2)	137	3,083
		2,293,846
Health Care Providers and Services — 0.8%
Alfresa Holdings Corp.	7,800	106,070
Amedisys, Inc.(2)	520	66,378
AmerisourceBergen Corp.	865	130,866
Amvis Holdings, Inc.	500	19,575
Cardinal Health, Inc.	4,324	251,008
Chartwell Retirement Residences	2,693	25,575
Cigna Corp.	923	227,778
Covetrus, Inc.(2)	1,243	17,153
CVS Health Corp.	1,981	190,434
Encompass Health Corp.	535	36,824
Ensign Group, Inc.	495	39,763
HealthEquity, Inc.(2)	1,078	67,181

Henry Schein, Inc.(2)	3,262	264,548
Humana, Inc.	183	81,354
Invitae Corp.(2)	1,638	8,698
McKesson Corp.	374	115,794
Progyny, Inc.(2)	789	30,337
Quest Diagnostics, Inc.	2,881	385,593
R1 RCM, Inc.(2)	5,482	123,455
RadNet, Inc.(2)	1,380	26,910
Tenet Healthcare Corp.(2)	555	40,243
UnitedHealth Group, Inc.	599	304,621
Universal Health Services, Inc., Class B	2,758	337,938
		2,898,096
Health Care Technology — 0.1%
Cerner Corp.	918	85,961
Health Catalyst, Inc.(2)	1,800	29,952
OptimizeRx Corp.(2)	1,100	30,921
Schrodinger, Inc.(2)	910	22,495
Veeva Systems, Inc., Class A(2)	766	139,374
		308,703
Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., Class A(2)	1,092	167,305
Autogrill SpA(2)(4)	2,815	20,904
Basic-Fit NV(2)	396	16,591
Booking Holdings, Inc.(2)	58	128,198
Chipotle Mexican Grill, Inc.(2)	183	266,377
Churchill Downs, Inc.	268	54,388
Corporate Travel Management Ltd.(2)	1,096	19,775
Cracker Barrel Old Country Store, Inc.	1,039	115,319
Expedia Group, Inc.(2)	891	155,702
Greggs PLC	138	4,026
Hilton Worldwide Holdings, Inc.(2)	2,050	318,345
Planet Fitness, Inc., Class A(2)	828	66,265
Scandic Hotels Group AB(2)(4)	3,403	13,096
SeaWorld Entertainment, Inc.(2)	960	64,742
Sodexo SA	2,861	215,220
Wingstop, Inc.	515	47,256
Wyndham Hotels & Resorts, Inc.	487	42,837
		1,716,346
Household Durables — 0.1%
Electrolux AB, B Shares	6,849	104,450
Haseko Corp.	5,400	59,168
Open House Group Co. Ltd.	300	11,608
Sonos, Inc.(2)	1,192	27,202
Taylor Wimpey PLC	117,388	184,623
Token Corp.	400	26,626
		413,677
Household Products — 0.2%
Colgate-Palmolive Co.	982	75,663
Henkel AG & Co. KGaA, Preference Shares	484	31,078
Kimberly-Clark Corp.	2,441	338,884
Procter & Gamble Co.	1,379	221,399
		667,024
Independent Power and Renewable Electricity Producers†
West Holdings Corp.	600	23,667
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,045	202,218

Lifco AB, B Shares	339	7,111
Turkiye Sise ve Cam Fabrikalari AS	117,849	143,752
		353,081
Insurance — 0.5%
Aegon NV	21,754	112,788
Aflac, Inc.	2,937	168,231
Allstate Corp.	2,863	362,284
ASR Nederland NV	679	30,860
Chubb Ltd.	789	162,889
Goosehead Insurance, Inc., Class A	661	38,001
Hanover Insurance Group, Inc.	352	51,681
Kinsale Capital Group, Inc.	258	57,196
Marsh & McLennan Cos., Inc.	710	114,807
Prudential Financial, Inc.	810	87,893
Reinsurance Group of America, Inc.	3,338	358,234
RLI Corp.	335	38,451
Storebrand ASA	2,860	24,842
Travelers Cos., Inc.	685	117,176
Unipol Gruppo SpA	1,477	8,054
		1,733,387
Interactive Media and Services — 0.4%
Alphabet, Inc., Class A(2)	373	851,257
Autohome, Inc., ADR	3,032	88,140
Baidu, Inc., Class A(2)	11,550	184,150
Cargurus, Inc.(2)	1,546	50,523
carsales.com Ltd.	923	13,626
Domain Holdings Australia Ltd.	3,020	7,355
Eventbrite, Inc., Class A(2)	3,150	33,327
Match Group, Inc.(2)	1,945	153,947
QuinStreet, Inc.(2)	2,369	22,529
Tencent Holdings Ltd.	5,000	235,625
		1,640,479
Internet and Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd.(2)	16,600	202,482
Amazon.com, Inc.(2)	213	529,439
ASOS PLC(2)	5,904	102,803
Chewy, Inc., Class A(2)(4)	1,349	39,202
Etsy, Inc.(2)	659	61,412
JD.com, Inc., Class A(2)	4,023	125,431
		1,060,769
IT Services — 0.6%
Accenture PLC, Class A	674	202,443
Adyen NV(2)	82	137,538
Alten SA	72	9,663
Amdocs Ltd.	2,458	195,878
Atos SE	1,511	36,810
Block, Inc.(2)	1,206	120,045
Capgemini SE	1,014	206,429
Capita PLC(2)	61,008	18,206
Cloudflare, Inc., Class A(2)	1,242	106,986
DigitalOcean Holdings, Inc.(2)	839	33,082
Endava PLC, ADR(2)	128	12,877
EPAM Systems, Inc.(2)	362	95,926
Euronet Worldwide, Inc.(2)	70	8,516
Indra Sistemas SA(2)	7,309	74,483

Mastercard, Inc., Class A	677	246,008
MAXIMUS, Inc.	322	23,467
NEXTDC Ltd.(2)	1,822	14,146
Nuvei Corp.(2)	239	13,363
Okta, Inc.(2)	463	55,241
PayPal Holdings, Inc.(2)	308	27,082
Perficient, Inc.(2)	341	33,899
Switch, Inc., Class A	1,979	59,093
TDCX, Inc., ADR(2)	738	10,221
Thoughtworks Holding, Inc.(2)	1,983	36,705
Visa, Inc., Class A	1,182	251,920
		2,030,027
Leisure Products — 0.1%
Brunswick Corp.	559	42,266
Callaway Golf Co.(2)	1,921	42,147
Polaris, Inc.	1,558	147,916
		232,329
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	2,219	264,660
Bio-Techne Corp.	301	114,287
ICON PLC(2)	860	194,541
IQVIA Holdings, Inc.(2)	409	89,158
Lonza Group AG	254	149,767
MaxCyte, Inc.(2)	3,961	21,944
Mettler-Toledo International, Inc.(2)	135	172,467
Repligen Corp.(2)	364	57,235
Thermo Fisher Scientific, Inc.	333	184,122
		1,248,181
Machinery — 0.4%
AGCO Corp.	272	34,653
Astec Industries, Inc.	811	31,710
ATS Automation Tooling Systems, Inc.(2)	1,442	42,082
Cummins, Inc.	1,163	220,028
Deere & Co.	179	67,581
Graco, Inc.	1,484	92,038
IHI Corp.	700	15,872
IMI PLC	4,433	74,628
John Bean Technologies Corp.	414	48,806
Kornit Digital Ltd.(2)	34	2,261
Metso Outotec Oyj	1,076	9,162
Mueller Water Products, Inc., Class A	2,656	31,952
Oshkosh Corp.	2,894	267,521
PACCAR, Inc.	1,738	144,341
Parker-Hannifin Corp.	947	256,467
Stanley Black & Decker, Inc.	552	66,323
Trelleborg AB, B Shares(4)	440	9,651
Xylem, Inc.	805	64,803
		1,479,879
Media — 0.2%
Comcast Corp., Class A	1,972	78,407
Fox Corp., Class B	8,858	294,440
Future PLC	55	1,506
Publicis Groupe SA	3,132	188,035
S4 Capital PLC(2)	444	1,679
WPP PLC	13,529	168,637
		732,704

Metals and Mining†
AMG Advanced Metallurgical Group NV	359	14,038
ERO Copper Corp.(2)	5,486	78,875
IGO Ltd.	1,972	17,930
Lynas Rare Earths Ltd.(2)	2,778	17,432
MMC Norilsk Nickel PJSC	949	2,454
OZ Minerals Ltd.	1,260	21,871
SSR Mining, Inc. (NASDAQ)	876	19,281
		171,881
Multi-Utilities — 0.1%
NorthWestern Corp.	4,462	252,951
Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	2,367	384,519
Ollie's Bargain Outlet Holdings, Inc.(2)	624	29,983
Target Corp.	418	95,576
		510,078
Oil, Gas and Consumable Fuels — 0.4%
ConocoPhillips	3,332	318,273
Devon Energy Corp.	6,235	362,690
Enterprise Products Partners LP	8,274	214,379
Euronav NV(2)	824	9,528
Excelerate Energy, Inc.	1,764	47,646
Matador Resources Co.	1,758	85,825
Phillips 66	1,234	107,062
Pioneer Natural Resources Co.	1,375	319,646
Whitecap Resources, Inc.(4)	9,890	81,066
		1,546,115
Paper and Forest Products — 0.1%
Holmen AB, B Shares	226	13,062
Mondi PLC	11,575	217,448
		230,510
Personal Products†
Estee Lauder Cos., Inc., Class A	275	72,617
Medifast, Inc.	267	47,622
Rohto Pharmaceutical Co. Ltd.	700	18,693
		138,932
Pharmaceuticals — 0.8%
ALK-Abello A/S(2)	634	13,830
Arvinas, Inc.(2)	380	20,889
AstraZeneca PLC	1,824	243,397
AstraZeneca PLC, ADR	5,558	369,051
Bristol-Myers Squibb Co.	2,968	223,401
Edgewise Therapeutics, Inc.(2)	853	6,807
GlaxoSmithKline PLC	18,236	411,087
Harmony Biosciences Holdings, Inc.(2)	521	23,466
Intra-Cellular Therapies, Inc.(2)	724	36,642
Laboratorios Farmaceuticos Rovi SA	136	9,286
Merck & Co., Inc.	1,877	166,471
Novartis AG	1,745	154,204
Novo Nordisk A/S, B Shares	3,055	348,961
Sanofi	962	101,678
Sanofi, ADR	5,868	306,603
Takeda Pharmaceutical Co. Ltd.	6,700	194,411
Ventyx Biosciences, Inc.(2)	1,029	14,951
Zoetis, Inc.	855	151,549
		2,796,684

Professional Services — 0.2%
ALS Ltd.	1,834	16,607
ASGN, Inc.(2)	233	26,434
Bureau Veritas SA	6,245	179,398
CoStar Group, Inc.(2)	1,486	94,539
DKSH Holding AG	293	25,158
First Advantage Corp.(2)	2,780	48,261
Jacobs Engineering Group, Inc.	1,327	183,856
Teleperformance	272	97,624
Verisk Analytics, Inc.	650	132,632
Visional, Inc.(2)	300	16,510
		821,019
Real Estate Management and Development — 0.1%
Altus Group Ltd.(4)	969	36,289
Capitaland Investment Ltd.(2)	14,900	45,180
City Developments Ltd.	5,100	31,269
Colliers International Group, Inc. (Toronto)	67	7,398
CTP NV	654	9,260
Fastighets AB Balder, B Shares(2)	278	13,780
Grainger PLC	9,254	34,423
Hulic Co. Ltd.	1,500	12,665
Newmark Group, Inc., Class A	1,971	23,947
PSP Swiss Property AG	127	16,006
Tokyu Fudosan Holdings Corp.	5,300	27,579
Tricon Residential, Inc.	365	5,289
Tricon Residential, Inc. (Toronto)	5,257	76,073
VGP NV	51	13,265
		352,423
Road and Rail — 0.2%
Canadian Pacific Railway Ltd.	2,589	189,381
Heartland Express, Inc.	8,922	123,123
Lyft, Inc., Class A(2)	2,586	84,304
Nagoya Railroad Co. Ltd.	1,100	17,667
Norfolk Southern Corp.	936	241,376
TFI International, Inc.	52	4,183
Union Pacific Corp.	393	92,076
		752,110
Semiconductors and Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc.(2)	987	84,408
Ambarella, Inc.(2)	260	21,341
Analog Devices, Inc.	1,138	175,685
Applied Materials, Inc.	1,280	141,248
ASML Holding NV	242	137,344
BE Semiconductor Industries NV(4)	148	9,022
Enphase Energy, Inc.(2)	936	151,070
Ichor Holdings Ltd.(2)	798	23,230
Infineon Technologies AG	2,894	82,141
MACOM Technology Solutions Holdings, Inc.(2)	473	24,099
Marvell Technology, Inc.	1,230	71,438
Monolithic Power Systems, Inc.	248	97,276
Nova Ltd.(2)	161	15,876
NVIDIA Corp.	1,619	300,276
Onto Innovation, Inc.(2)	699	49,727
Power Integrations, Inc.	682	54,560
Semtech Corp.(2)	790	47,084

Skyworks Solutions, Inc.	962	108,995
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	162,744
		1,757,564
Software — 1.2%
Adobe, Inc.(2)	297	117,597
Atlassian Corp. PLC, Class A(2)	730	164,126
Box, Inc., Class A(2)	1,461	44,736
Cadence Design Systems, Inc.(2)	1,812	273,340
CDK Global, Inc.	2,550	138,745
Dassault Systemes SE	2,806	124,094
Datadog, Inc., Class A(2)	1,288	155,565
Descartes Systems Group, Inc.(2)	128	7,950
DocuSign, Inc.(2)	650	52,650
HubSpot, Inc.(2)	139	52,741
JFrog Ltd.(2)	1,125	23,479
Kinaxis, Inc.(2)	88	9,738
m-up Holdings, Inc.	1,200	9,450
Manhattan Associates, Inc.(2)	2,220	289,821
Microsoft Corp.	4,984	1,383,160
nCino, Inc.(2)	669	25,081
New Relic, Inc.(2)	417	26,384
Open Text Corp.	5,296	212,105
Palo Alto Networks, Inc.(2)	951	533,777
Paycor HCM, Inc.(2)	2,605	64,161
Paylocity Holding Corp.(2)	339	64,285
SailPoint Technologies Holdings, Inc.(2)	650	41,489
Salesforce, Inc.(2)	510	89,729
ServiceNow, Inc.(2)	100	47,810
Sprout Social, Inc., Class A(2)	886	54,294
SPS Commerce, Inc.(2)	466	55,748
Tenable Holdings, Inc.(2)	1,336	73,787
Trade Desk, Inc., Class A(2)	2,635	155,254
Workday, Inc., Class A(2)	199	41,133
		4,332,229
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	1,928	384,887
Burlington Stores, Inc.(2)	584	118,879
City Chic Collective Ltd.(2)(4)	845	1,759
Five Below, Inc.(2)	370	58,127
Home Depot, Inc.	965	289,886
Leslie's, Inc.(2)	3,349	65,640
Musti Group Oyj(2)	205	4,823
National Vision Holdings, Inc.(2)	1,301	48,983
Nextage Co. Ltd.	900	13,755
Petco Health & Wellness Co., Inc.(2)	2,713	52,252
Pets at Home Group PLC	1,610	6,249
TJX Cos., Inc.	1,934	118,516
Tractor Supply Co.	277	55,802
Watches of Switzerland Group PLC(2)	1,830	23,138
		1,242,696
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	5,191	818,361
HP, Inc.	7,121	260,842
Pure Storage, Inc., Class A(2)	692	20,276
		1,099,479

Textiles, Apparel and Luxury Goods — 0.3%
Asics Corp.		700	11,044
Crocs, Inc.(2)		529	35,141
Deckers Outdoor Corp.(2)		175	46,506
EssilorLuxottica SA		750	127,686
HUGO BOSS AG		140	7,852
Li Ning Co. Ltd.		14,500	113,015
lululemon athletica, Inc.(2)		568	201,430
LVMH Moet Hennessy Louis Vuitton SE		271	175,374
NIKE, Inc., Class B		1,204	150,139
Puma SE		1,036	76,227
			944,414
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.		8,511	81,961
Trading Companies and Distributors — 0.2%
AddTech AB, B Shares		826	14,571
Ashtead Group PLC		1,802	93,176
Beacon Roofing Supply, Inc.(2)		2,606	155,396
Diploma PLC		611	20,957
Electrocomponents PLC		1,448	18,900
Finning International, Inc.		264	7,427
H&E Equipment Services, Inc.		1,396	49,530
MonotaRO Co. Ltd.		4,800	82,455
MSC Industrial Direct Co., Inc., Class A		4,182	346,520
Yamazen Corp.		2,600	19,202
			808,134
Transportation Infrastructure†
Japan Airport Terminal Co. Ltd.(2)		400	16,575
SATS Ltd.(2)		5,100	16,652
			33,227
Water Utilities†
SJW Group		799	47,141
TOTAL COMMON STOCKS (Cost $54,142,773)			67,370,678
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.2%
Australia — 0.1%
Australia Government Bond, 3.00%, 3/21/47	AUD	505,000	329,729
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	197,753
			527,482
Austria — 0.1%
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	140,000	147,527
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	101,000	144,906
			292,433
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	47,000	68,124
Canada — 1.4%
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	2,976,562
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,150,000	814,762
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	529,556
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	359,800
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	311,193
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	30,135
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	76,568
			5,098,576

China — 0.4%
China Government Bond, 3.39%, 3/16/50	CNY	10,340,000	1,568,351
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	89,855
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	71,498
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	55,075
			126,573
Finland — 0.5%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	173,000	202,253
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	1,750,000	1,524,893
			1,727,146
France — 0.6%
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	1,170,000	1,359,873
French Republic Government Bond OAT, 0.00%, 11/25/31(6)	EUR	850,000	786,538
			2,146,411
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(6)	EUR	60,000	45,796
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	218,734
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	278,246
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,040,132
			1,318,378
Japan — 1.6%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	245,158
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	1,585,111
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,461,534
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	11,400,000	98,328
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	313,550,000	2,652,094
			6,042,225
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	181,345
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	381,571
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	400,794
			782,365
Netherlands — 0.1%
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	401,000	419,650
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	63,000	88,208
			507,858
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	360,000	38,491
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	1,510,000	154,762
			193,253
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	142,005
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	4,178
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	209,453
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	5,000	5,607
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	164,000	176,833
Spain Government Bond, 5.15%, 10/31/28(5)	EUR	16,000	20,746

Spain Government Bond, 5.15%, 10/31/44(5)	EUR	30,000	47,366
			250,552
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	269,932
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	109,275
			379,207
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	103,831
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	290,377
			394,208
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	600,000	713,492
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $25,267,367)			23,028,000
CORPORATE BONDS — 5.1%
Aerospace and Defense†
Boeing Co., 5.81%, 5/1/50		$100,000	100,580
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(5)		432,000	428,724
United Airlines Holdings, Inc., 5.00%, 2/1/24		45,000	44,723
			473,447
Automobiles — 0.1%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	52,133
General Motors Co., 5.15%, 4/1/38		$290,000	273,681
			325,814
Banks — 0.9%
Akbank T.A.S., 5.00%, 10/24/22		50,000	50,215
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		102,000	103,346
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	212,821
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	122,669
Bank of America Corp., VRN, 2.88%, 10/22/30		$278,000	248,940
Barclays PLC, VRN, 2.00%, 2/7/28	EUR	200,000	211,014
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	100,000	106,305
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	102,375
Citigroup, Inc., VRN, 3.07%, 2/24/28		$61,000	57,384
Citigroup, Inc., VRN, 3.52%, 10/27/28		93,000	88,629
Commerzbank AG, 4.00%, 3/23/26	EUR	220,000	233,964
Credit Agricole SA, 7.375%, 12/18/23	GBP	100,000	133,693
European Financial Stability Facility, 2.125%, 2/19/24	EUR	351,000	380,634
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	410,801
European Financial Stability Facility, 2.35%, 7/29/44	EUR	62,000	72,281
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	90,000	119,205
ING Groep NV, 2.125%, 1/10/26	EUR	300,000	319,072
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	80,000	111,366
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$430,000	346,658
			3,431,372
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		180,000	177,690
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		385,000	365,989
Capital Markets†
Criteria Caixa SA, 1.50%, 5/10/23	EUR	100,000	106,513
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(5)		$34,000	33,945
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 2.95%, 1/15/52		112,000	83,556

Waste Management, Inc., 2.50%, 11/15/50		160,000	114,434
			197,990
Containers and Packaging†
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		10,000	9,776
Sealed Air Corp., 5.125%, 12/1/24(5)		25,000	25,470
			35,246
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		60,000	54,193
Diversified Financial Services — 1.2%
Fiore Capital LLC, VRDN, 0.50%, 5/6/22 (LOC: Wells Fargo Bank N.A.)		1,500,000	1,500,000
Gulf Gate Apartments LLC, VRN, 0.76%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(7)		3,000,000	3,000,000
			4,500,000
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	107,016
AT&T, Inc., 5.25%, 3/1/37		$166,000	176,401
AT&T, Inc., 4.90%, 8/15/37		80,000	80,916
AT&T, Inc., 4.80%, 6/15/44		20,000	19,233
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	50,000	61,965
Deutsche Telekom International Finance BV, 0.875%, 1/30/24	EUR	40,000	42,187
Level 3 Financing, Inc., 4.625%, 9/15/27(5)		$171,000	154,004
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)		80,000	76,553
Verizon Communications, Inc., 1.75%, 1/20/31		160,000	130,781
			849,056
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	155,523
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	71,403
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	8,423
Exelon Corp., 4.45%, 4/15/46		90,000	84,334
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)		41,000	42,629
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	39,044
Northern States Power Co., 3.20%, 4/1/52		120,000	100,064
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30		375,000	324,761
			826,181
Equity Real Estate Investment Trusts (REITs) — 0.2%
EPR Properties, 4.95%, 4/15/28		436,000	419,909
EPR Properties, 3.60%, 11/15/31		84,000	71,226
IIP Operating Partnership LP, 5.50%, 5/25/26		230,000	229,920
VICI Properties LP / VICI Note Co., Inc., 5.625%, 5/1/24(5)		20,000	20,284
			741,339
Food and Staples Retailing†
Tesco PLC, 5.00%, 3/24/23	GBP	50,000	64,236
Health Care Providers and Services — 0.3%
CVS Health Corp., 4.78%, 3/25/38		$310,000	306,977
DaVita, Inc., 4.625%, 6/1/30(5)		370,000	322,553
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	101,018
Universal Health Services, Inc., 2.65%, 10/15/30(5)		420,000	354,013
			1,084,561
Hotels, Restaurants and Leisure†
MGM Resorts International, 6.00%, 3/15/23		30,000	30,374
MGM Resorts International, 4.625%, 9/1/26		8,000	7,542
Penn National Gaming, Inc., 5.625%, 1/15/27(5)		35,000	33,381
Penn National Gaming, Inc., 4.125%, 7/1/29(5)		54,000	45,630
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(5)		50,000	46,054
			162,981

Household Durables†
Meritage Homes Corp., 5.125%, 6/6/27		40,000	39,249
Insurance — 0.1%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	213,820
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		$61,000	60,823
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	139,315
Prosus NV, 3.68%, 1/21/30(5)		375,000	316,880
			456,195
IT Services†
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	104,814
Media — 0.1%
DISH DBS Corp., 7.75%, 7/1/26		$200,000	188,376
Paramount Global, 4.375%, 3/15/43		120,000	99,339
WPP Finance 2013, 3.00%, 11/20/23	EUR	100,000	108,807
			396,522
Metals and Mining — 0.3%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(5)		$200,000	187,493
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(5)		330,000	309,753
Minera Mexico SA de CV, 4.50%, 1/26/50(5)		375,000	325,901
Teck Resources Ltd., 6.25%, 7/15/41		180,000	195,653
			1,018,800
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(5)		257,000	231,004
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	70,063
NiSource, Inc., 5.65%, 2/1/45		140,000	143,454
			213,517
Oil, Gas and Consumable Fuels — 0.4%
Antero Resources Corp., 7.625%, 2/1/29(5)		128,000	135,757
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	106,168
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	24,752
Enbridge, Inc., 3.40%, 8/1/51		150,000	118,044
Enterprise Products Operating LLC, 4.85%, 3/15/44		220,000	211,474
Enterprise Products Operating LLC, 3.30%, 2/15/53		107,000	80,587
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(5)		368,479	308,749
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		130,000	142,199
MEG Energy Corp., 5.875%, 2/1/29(5)		160,000	156,799
Petroleos Mexicanos, 6.50%, 3/13/27		41,000	39,243
Southwestern Energy Co., 5.95%, 1/23/25		5,000	5,078
			1,328,850
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 6.125%, 4/15/25(5)		69,000	69,246
Viatris, Inc., 4.00%, 6/22/50		164,000	121,543
			190,789
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	15,843
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		100,000	94,391
			110,234
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40		220,000	170,706
Specialty Retail†
Home Depot, Inc., 2.375%, 3/15/51		187,000	130,515

Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	375,000	351,252
DP World Crescent Ltd., 4.85%, 9/26/28	175,000	179,445
		530,697
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)	97,000	94,226
Millicom International Cellular SA, 5.125%, 1/15/28(5)	91,800	86,628
Sprint Corp., 7.125%, 6/15/24	70,000	73,766
		254,620
TOTAL CORPORATE BONDS (Cost $20,955,746)		18,982,288
MUNICIPAL SECURITIES — 2.6%
Alaska Housing Finance Corp. Rev., VRDN, 0.55%, 5/6/22	400,000	400,000
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	136,073
Development Authority of Tift County Rev., (Heatcraft Refrigeration Products LLC), VRDN, 0.56%, 5/6/22 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
Harris County Industrial Development Corp. Rev., (Exxon Mobil Corp.), VRDN, 0.35%, 5/1/22	720,000	720,000
Hillsborough County, 0.75%, 6/16/22 (LOC: Wells Fargo Bank N.A.)	800,000	799,958
Illinois Housing Development Authority Rev., VRDN, 0.43%, 5/6/22 (SBBPA: FHLB)	1,500,000	1,500,000
Industrial Development Authority of the County of Yavapai Rev., (Drake Cement LLC), VRDN, 0.58%, 5/6/22 (LOC: Scotiabank)	1,025,000	1,025,000
Iowa Finance Authority Rev., (Iowa Health System Obligated Group), VRDN, 0.31%, 5/1/22 (LOC: JPMorgan Chase Bank N.A.)	150,000	150,000
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	36,640
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	135,942
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	11,909
New York City GO, 6.27%, 12/1/37	40,000	47,188
New York State Housing Finance Agency Rev., VRDN, 0.60%, 5/6/22 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)	325,000	325,000
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	117,139
Peralta Community College District Rev., VRDN, 0.50%, 5/6/22 (LOC: Barclays Bank plc)	830,000	830,000
Pinal County Industrial Development Authority Rev., (Milky Way Dairy LLC), VRDN, 0.50%, 5/6/22 (LOC: Wells Fargo Bank N.A.)	550,000	550,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	55,412
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	98,736
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	171,815
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	218,024
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	87,009
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	115,494
State of California GO, 4.60%, 4/1/38	40,000	41,750
State of California GO, 7.55%, 4/1/39	30,000	41,647
State of California GO, 7.30%, 10/1/39	30,000	39,684
State of California GO, 7.60%, 11/1/40	65,000	91,644
State of Washington GO, 5.14%, 8/1/40	5,000	5,588
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.64%, 5/6/22 (LOC: Bank of America N.A.)	120,000	120,000
Tennis for Charity, Inc. Rev., VRDN, 0.45%, 5/6/22 (LOC: JPMorgan Chase Bank N.A.)	1,205,000	1,205,000
TOTAL MUNICIPAL SECURITIES (Cost $9,414,705)		9,576,652
COLLATERALIZED LOAN OBLIGATIONS — 2.2%
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 3.84%, (3-month LIBOR plus 2.80%), 1/15/29(5)	375,000	367,432
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 2.79%, (3-month LIBOR plus 1.75%), 4/15/30(5)	150,000	147,879
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 2.64%, (3-month LIBOR plus 1.60%), 4/17/33(5)	550,000	542,490
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 3.09%, (3-month LIBOR plus 2.05%), 4/18/31(5)	425,000	418,183
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 3.74%, (3-month LIBOR plus 2.60%), 4/22/32(5)	750,000	742,008
CarVal CLO III Ltd., Series 2019-2A, Class DR, VRN, 4.01%, (3-month LIBOR plus 2.95%), 7/20/32(5)	150,000	148,592

CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 2.89%, (3-month LIBOR plus 1.85%), 11/16/30(5)	400,000	395,571
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 2.79%, (3-month LIBOR plus 1.75%), 4/17/30(5)	750,000	730,248
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 2.89%, (3-month LIBOR plus 1.85%), 10/15/30(5)	250,000	244,487
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 2.96%, (3-month LIBOR plus 1.90%), 1/20/30(5)	250,000	243,341
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.18%, (3-month LIBOR plus 1.12%), 7/20/31(5)	250,000	248,668
KKR CLO Ltd., Series 2018, Class CR, VRN, 3.14%, (3-month LIBOR plus 2.10%), 7/18/30(5)	250,000	248,059
KKR CLO Ltd., Series 2022A, Class B, VRN, 2.66%, (3-month LIBOR plus 1.60%), 7/20/31(5)	450,000	446,207
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 2.54%, (3-month LIBOR plus 1.50%), 4/15/31(5)	400,000	396,671
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 3.28%, (3-month LIBOR plus 2.10%), 1/25/32(5)	350,000	346,609
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(5)	325,000	320,883
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 2.00%, (1-month LIBOR plus 1.45%), 10/16/36(5)	518,000	509,536
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 3.91%, (3-month LIBOR plus 2.85%), 1/20/31(5)	175,000	171,099
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 2.23%, (3-month SOFR plus 2.00%), 4/15/30(5)	225,000	220,477
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 3.41%, (3-month LIBOR plus 2.35%), 1/20/32(5)	325,000	321,735
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 3.56%, (3-month LIBOR plus 2.50%), 7/20/32(5)	550,000	542,278
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.70%), 4/18/33(5)	500,000	495,986
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,353,140)		8,248,439
ASSET-BACKED SECURITIES — 0.9%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(5)	303,377	270,251
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)	64,701	63,938
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(5)	400,000	369,125
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)	1,300,000	1,198,550
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(5)	494,676	442,145
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(5)	912,503	815,885
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(5)	103,707	102,130
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	161,526	160,733
TOTAL ASSET-BACKED SECURITIES (Cost $3,752,876)		3,422,757
PREFERRED STOCKS — 0.6%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	291,531
Diversified Telecommunication Services†
Telefonica Europe BV, 5.875%	100,000	110,424
Electric Utilities — 0.1%
Electricite de France SA, 3.375%	200,000	178,814
Insurance — 0.2%
Allianz SE, 2.625%	200,000	176,415
Allianz SE, 3.20%(5)	200,000	162,940
Allianz SE, 3.375%	200,000	214,312
Credit Agricole Assurances SA, 4.25%	100,000	107,536
Intesa Sanpaolo Vita SpA, 4.75%	200,000	211,650
		872,853
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	286,304
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(5)	365,000	325,358
TOTAL PREFERRED STOCKS (Cost $2,613,529)		2,065,284
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Private Sponsor Collateralized Mortgage Obligations — 0.4%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.97%, 8/25/34	67,160	67,906
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(5)	700,000	602,480

JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.86%, 10/25/29(5)	63,862	62,017
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.99%, (30-day average SOFR plus 1.70%), 12/27/33(5)	600,000	590,165
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	13,091	12,787
		1,335,355
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	428,706	78,693
FNMA, Series 2014-C02, Class 2M2, VRN, 3.27%, (1-month LIBOR plus 2.60%), 5/25/24	157,754	159,025
FNMA, Series 2015-C04, Class 1M2, VRN, 6.37%, (1-month LIBOR plus 5.70%), 4/25/28	152,565	163,837
		401,555
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,801,082)		1,736,910
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 2.18%, (12-month LIBOR plus 1.87%), 7/1/36	4,219	4,383
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	12,671	13,228
FHLMC, VRN, 2.40%, (1-year H15T1Y plus 2.26%), 4/1/37	40,276	41,873
FHLMC, VRN, 2.11%, (12-month LIBOR plus 1.86%), 7/1/41	26,046	27,107
FNMA, VRN, 1.73%, (6-month LIBOR plus 1.57%), 6/1/35	19,265	20,014
FNMA, VRN, 1.76%, (6-month LIBOR plus 1.57%), 6/1/35	15,078	15,645
FNMA, VRN, 1.78%, (6-month LIBOR plus 1.54%), 9/1/35	3,545	3,659
FNMA, VRN, 2.29%, (1-year H15T1Y plus 2.16%), 3/1/38	31,246	32,546
		158,455
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 6.00%, 2/1/38	59,266	65,596
FNMA, 3.50%, 3/1/34	50,228	50,459
GNMA, 7.00%, 1/15/24	130	132
GNMA, 8.00%, 7/15/24	1,526	1,545
GNMA, 8.00%, 9/15/24	510	512
GNMA, 9.00%, 4/20/25	176	179
GNMA, 7.50%, 10/15/25	1,890	1,913
GNMA, 7.50%, 2/15/26	3,952	4,132
GNMA, 8.25%, 7/15/26	11,590	11,737
GNMA, 7.00%, 12/15/27	8,954	8,987
GNMA, 6.50%, 2/15/28	1,360	1,437
GNMA, 6.50%, 3/15/28	5,769	6,098
GNMA, 6.50%, 4/15/28	292	309
GNMA, 6.00%, 10/15/28	6,926	7,338
GNMA, 7.00%, 5/15/31	2,867	3,112
GNMA, 5.50%, 11/15/32	16,710	18,331
GNMA, 6.50%, 10/15/38	230,227	256,822
GNMA, 4.50%, 6/15/41	86,785	92,287
GNMA, 3.50%, 6/20/42	118,455	118,488
		649,414
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $787,748)		807,869
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	197	81,471
iShares MSCI EAFE Value ETF	886	42,178
iShares Russell Mid-Cap Value ETF	3,312	372,302
TOTAL EXCHANGE-TRADED FUNDS (Cost $508,868)		495,951
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 2.27%, (1-month LIBOR plus 1.60%), 7/25/36(5) (Cost $300,126)	300,000	295,746

SHORT-TERM INVESTMENTS — 7.3%
Certificates of Deposit — 1.7%
Nordea Bank Abp, 0.19%, 6/24/22	2,050,000	2,047,753
Nordea Bank Abp, VRN, 0.62%, (SOFR plus 0.34%), 10/17/22	2,540,000	2,539,699
Svenska Handelsbanken AB, 0.23%, 5/10/22	1,800,000	1,799,870
		6,387,322
Commercial Paper(8) — 2.9%
Alinghi Funding Co. LLC, 1.58%, 9/20/22(5)	1,000,000	993,455
Bank of Nova Scotia, 0.21%, 9/20/22(5)	950,000	944,555
Canadian Imperial Bank of Commerce, 0.22%, 11/4/22(5)	2,160,000	2,139,543
Chariot Funding LLC, VRN, 0.55%, (SOFR plus 0.27%), 7/26/22(5)	800,000	799,943
First Abu Dhabi Bank PJSC, 0.69%, 7/1/22(5)	2,750,000	2,750,293
Ridgefield Funding Co. LLC, Series A1, VRN, 0.47%, (SOFR plus 0.19%), 8/9/22 (LOC: BNP Paribas)(5)	450,000	450,000
Svenska Handelsbanken AB, 0.35%, 11/1/22	1,640,000	1,624,663
Toyota Credit Canada, Inc., 1.27%, 8/16/22	1,000,000	995,688
		10,698,140
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,470,877	1,470,877
State Street Navigator Securities Lending Government Money Market Portfolio(9)	339,844	339,844
		1,810,721
Treasury Bills(8) — 2.2%
U.S. Treasury Bills, 0.89%, 9/22/22	$1,200,000	1,194,757
U.S. Treasury Bills, 1.93%, 4/20/23	7,100,000	6,959,856
		8,154,613
TOTAL SHORT-TERM INVESTMENTS (Cost $27,102,180)		27,050,796
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $341,990,838)		365,728,929
OTHER ASSETS AND LIABILITIES — 1.3%		4,868,596
TOTAL NET ASSETS — 100.0%		$370,597,525

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	100,935	AUD	137,532	UBS AG	6/15/22	$3,687
CAD	13,717	USD	10,737	Goldman Sachs & Co.	6/30/22	(61)
CAD	21,963	USD	17,402	Morgan Stanley	6/30/22	(308)
USD	4,164,540	CAD	5,318,742	UBS AG	6/15/22	24,717
USD	11,126	CAD	14,040	Credit Suisse AG	6/30/22	198
USD	10,770	CAD	13,457	Credit Suisse AG	6/30/22	297
USD	263,571	CAD	332,114	Credit Suisse AG	6/30/22	5,090
USD	5,856	CAD	7,394	Morgan Stanley	6/30/22	101
USD	236,839	CHF	218,588	Morgan Stanley	6/15/22	11,641
CNY	43,658,714	USD	6,580,062	Morgan Stanley	6/15/22	(10,001)
USD	5,477,872	CNY	34,976,210	Morgan Stanley	6/15/22	214,413
USD	73,019	DKK	497,838	UBS AG	6/15/22	2,278
EUR	4,731	USD	5,243	JPMorgan Chase Bank N.A.	6/30/22	(238)
EUR	20,971	USD	23,111	JPMorgan Chase Bank N.A.	6/30/22	(926)
EUR	7,858	USD	8,582	JPMorgan Chase Bank N.A.	6/30/22	(269)
EUR	4,011	USD	4,358	JPMorgan Chase Bank N.A.	6/30/22	(115)
EUR	28,166	USD	30,734	JPMorgan Chase Bank N.A.	6/30/22	(938)
EUR	19,969	USD	21,664	JPMorgan Chase Bank N.A.	6/30/22	(538)
EUR	4,155	USD	4,464	JPMorgan Chase Bank N.A.	6/30/22	(69)
EUR	4,834	USD	5,165	JPMorgan Chase Bank N.A.	6/30/22	(52)
EUR	3,764	USD	3,987	JPMorgan Chase Bank N.A.	6/30/22	(5)
USD	4,002,646	EUR	3,666,333	JPMorgan Chase Bank N.A.	6/15/22	127,233
USD	54,300	EUR	49,277	JPMorgan Chase Bank N.A.	6/15/22	2,213
USD	757,343	EUR	685,072	JPMorgan Chase Bank N.A.	6/30/22	32,604
USD	32,900	EUR	30,141	JPMorgan Chase Bank N.A.	6/30/22	1,014
USD	3,080	EUR	2,839	JPMorgan Chase Bank N.A.	6/30/22	77
USD	5,664	EUR	5,204	JPMorgan Chase Bank N.A.	6/30/22	158
USD	20,758	EUR	19,425	JPMorgan Chase Bank N.A.	6/30/22	207
USD	72,323	EUR	68,628	JPMorgan Chase Bank N.A.	6/30/22	(278)
USD	139,328	EUR	126,032	JPMorgan Chase Bank N.A.	6/30/22	5,998
USD	4,672	EUR	4,176	JPMorgan Chase Bank N.A.	6/30/22	255
USD	26,492	EUR	24,997	JPMorgan Chase Bank N.A.	6/30/22	48
USD	4,207	EUR	3,970	JPMorgan Chase Bank N.A.	6/30/22	8
USD	18,047	EUR	16,472	JPMorgan Chase Bank N.A.	6/30/22	621
GBP	355,617	USD	466,605	Bank of America N.A.	6/15/22	(19,419)
GBP	10,954	USD	14,422	Bank of America N.A.	6/30/22	(647)
GBP	9,543	USD	12,583	Bank of America N.A.	6/30/22	(582)
GBP	10,375	USD	13,628	Bank of America N.A.	6/30/22	(581)
GBP	7,716	USD	10,113	Bank of America N.A.	6/30/22	(410)
GBP	7,885	USD	10,294	Bank of America N.A.	6/30/22	(377)
GBP	7,504	USD	9,459	Bank of America N.A.	6/30/22	(22)
GBP	6,843	USD	8,624	Bank of America N.A.	6/30/22	(18)
GBP	8,903	USD	11,189	Bank of America N.A.	6/30/22	8
GBP	12,963	USD	16,172	Bank of America N.A.	6/30/22	131
USD	415,758	GBP	313,958	Bank of America N.A.	6/30/22	20,923
IDR	2,176,725,218	USD	152,006	Goldman Sachs & Co.	6/15/22	(2,889)
JPY	240,174,929	USD	1,974,789	Bank of America N.A.	6/15/22	(121,501)
JPY	397,375	USD	3,214	Bank of America N.A.	6/30/22	(145)
JPY	286,875	USD	2,285	Bank of America N.A.	6/30/22	(70)
USD	3,642,614	JPY	419,191,989	Bank of America N.A.	6/15/22	407,957
USD	79,494	JPY	9,566,750	Bank of America N.A.	6/30/22	5,622
USD	2,392	JPY	299,625	Bank of America N.A.	6/30/22	78

USD	2,690	JPY	344,250	Bank of America N.A.	6/30/22	32
USD	2,259	JPY	274,125	Bank of America N.A.	6/30/22	142
USD	2,208	JPY	269,875	Bank of America N.A.	6/30/22	124
KRW	519,084,252	USD	420,771	Goldman Sachs & Co.	6/15/22	(9,845)
USD	285,939	MXN	6,181,480	Goldman Sachs & Co.	6/15/22	(14,493)
NOK	36,812	USD	4,194	UBS AG	6/30/22	(268)
NOK	53,643	USD	6,080	UBS AG	6/30/22	(360)
NOK	62,863	USD	7,018	UBS AG	6/30/22	(314)
USD	121,790	NOK	1,070,542	UBS AG	6/30/22	7,627
USD	2,995	NOK	26,450	UBS AG	6/30/22	174
USD	3,131	NOK	27,268	UBS AG	6/30/22	223
USD	3,158	NOK	29,446	UBS AG	6/30/22	18
SEK	1,442,912	USD	144,701	UBS AG	6/15/22	2,416
USD	320,698	THB	10,560,588	Goldman Sachs & Co.	6/15/22	12,177
						$704,771

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	27	June 2022	$3,622,552	$(163,822)
Korean Treasury 10-Year Bonds	7	June 2022	638,248	(26,930)
U.K. Gilt 10-Year Bonds	23	June 2022	3,425,446	(111,959)
U.S. Treasury 10-Year Ultra Notes	22	June 2022	2,838,000	(202,863)
U.S. Treasury 2-Year Notes	38	June 2022	8,010,875	(152,042)
U.S. Treasury 5-Year Notes	33	June 2022	3,718,172	(166,088)
			$22,253,293	$(823,704)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	48	June 2022	$5,719,500	$(5,875)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$5,240,000	$(229,444)	$56,827	$(172,617)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	-	Indonesian Rupiah
IO	-	Interest Only
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $654,241.
(4)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $353,986. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $28,819,465, which represented 7.8% of total net assets.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(7)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.8% of total net assets.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $371,303, which includes securities collateral of $31,459.+

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	131,666,124	—	—
U.S. Treasury Securities	—	70,981,435	—
Common Stocks	52,046,716	15,323,962	—
Sovereign Governments and Agencies	—	23,028,000	—
Corporate Bonds	—	18,982,288	—
Municipal Securities	—	9,576,652	—
Collateralized Loan Obligations	—	8,248,439	—
Asset-Backed Securities	—	3,422,757	—
Preferred Stocks	—	2,065,284	—
Collateralized Mortgage Obligations	—	1,736,910	—
U.S. Government Agency Mortgage-Backed Securities	—	807,869	—
Exchange-Traded Funds	495,951	—	—
Commercial Mortgage-Backed Securities	—	295,746	—
Short-Term Investments	1,810,721	25,240,075	—
	186,019,512	179,709,417	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	890,510	—

Liabilities
Other Financial Instruments
Futures Contracts	526,868	302,711	—
Swap Agreements	—	172,617	—
Forward Foreign Currency Exchange Contracts	—	185,739	—
	526,868	661,067	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2022 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$20,574	—	—	$(2,175)	$18,399	389	—	$253
American Century Emerging Markets Bond ETF	—	$4,406	—	(825)	3,581	88	—	121
American Century Focused Dynamic Growth ETF(3)	4,660	3,673	$2,145	(1,571)	4,617	76	$(299)	—
American Century Focused Large Cap Value ETF	13,405	260	5,886	(576)	7,203	122	325	303
American Century Multisector Income ETF	—	17,647	—	(1,586)	16,061	352	—	366
American Century Quality Diversified International ETF	9,959	2,783	1,080	(2,001)	9,661	224	(8)	124
American Century STOXX U.S. Quality Growth ETF	17,377	4,896	6,182	(3,301)	12,790	207	824	33
American Century STOXX U.S. Quality Value ETF	29,240	4,429	8,328	(2,064)	23,277	466	1,785	325
Avantis International Equity ETF	11,048	2,623	1,098	(1,448)	11,125	197	(19)	167
Avantis International Small Cap Value ETF	2,387	53	261	(252)	1,927	32	63	30
Avantis U.S. Equity ETF	21,279	72	2,177	(1,927)	17,247	243	1,206	186
Avantis U.S. Small Cap Value ETF	6,430	45	837	140	5,778	77	100	64
	$136,359	$40,887	$27,994	$(17,586)	$131,666	2,473	$3,977	$1,972
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.